Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related-Party Transactions

NOTE 12. RELATED-PARTY TRANSACTIONS

Revenue and Other Transactions Entered Into In the Ordinary Course of Business

Prior to the Separation, we operated as part of Danaher and not as a stand-alone company and certain of our revenue arrangements related to contracts entered into in the ordinary course of business with Danaher and its affiliates. Following the Separation, we continue to enter into arms-length arrangements in the ordinary course of business with Danaher and its affiliates, although certain agreements were entered into or terminated as a result of the Separation. Sales and purchases from these arrangements with Danaher were not material during the three months ended March 31, 2017 and April 1, 2016, respectively.

NOTE 19. RELATED-PARTY TRANSACTIONS

Prior to the Separation, our transactions with Danaher were considered related party transactions. In connection with the Separation, on July 1, 2016, we entered into the Agreements with Danaher, which govern the Separation and provide a framework for the relationship between the parties going forward, including an employee matters agreement, tax matters agreement, an intellectual property matters agreement, a DBS license agreement and a TSA.

Employee Matters Agreement

The employee matters agreement sets forth, among other things, the allocation of assets, liabilities and responsibilities relating to employee compensation and benefit plans and programs and other related matters in connection with the Separation, including the treatment of outstanding equity and other incentive awards and certain retirement and welfare benefit obligations. Refer to Note 16 for further discussion regarding the employee matters agreement.

Tax Matters Agreement

The tax matters agreement governs the respective rights, responsibilities and obligations of both Danaher and Fortive after the Separation with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes. Refer to Note 12 and “Item 1A. Risk Factors” for further discussion regarding the tax matters agreement.

Intellectual Property Matters Agreement

The intellectual property matters agreement sets forth the terms and conditions pursuant to which Danaher and Fortive have mutually granted certain personal, generally irrevocable, non-exclusive, worldwide, and royalty-free rights to use certain intellectual property. Both parties are able to sublicense their rights in connection with activities relating to the their businesses, but not for independent use by third parties.

DBS License Agreement

The DBS license agreement sets forth the terms and conditions pursuant to which Danaher has granted a non-exclusive, worldwide, non-transferable, perpetual license to us to use DBS solely in support of our businesses. We are able to sublicense such license solely to direct and indirect wholly-owned subsidiaries. In addition, both parties have licensed to each other improvements made by such party to DBS during the first two years of the term of the DBS license agreement.

Transition Services Agreement

The TSA sets forth the terms and conditions pursuant to which Fortive and our subsidiaries and Danaher and its subsidiaries will provide to each other various services after the Separation. The services to be provided include information technology, facilities, certain accounting and other financial functions, and administrative services. The charges for the transition services generally are expected to allow the providing company to fully recover all out-of-pocket costs and expenses it actually incurs in connection with providing the service, plus, in some cases, the allocated indirect costs of providing the services, generally without profit.

TSA Payments

In accordance with the TSA, we made net payments of approximately $13 million to Danaher during the year ended December 31, 2016 for various services provided.

Revenue and Other Transactions Entered Into In the Ordinary Course of Business

Prior to the Separation, we operated as part of Danaher and not as a stand-alone company and certain of our revenue arrangements related to contracts entered into in the ordinary course of business with Danaher and its affiliates.

We recorded revenues of approximately $31 million, $38 million and $39 million from sales to Danaher and its subsidiaries during the years ended December 31, 2016, 2015 and 2014, respectively.

Following the Separation, we continue to enter into arms-length revenue arrangements in the ordinary course of business with Danaher and its affiliates, although certain agreements were entered into or terminated as a result of the Separation. During the six months ended December 31, 2016 following the Separation, sales to and purchases from Danaher and its subsidiaries were $11 million and $10 million, respectively.

Allocation of Expenses Prior to the Separation

Prior to the Separation, we operated as part of Danaher and not as a stand-alone company. Accordingly, certain shared costs for management and support functions which were provided on a centralized basis within Danaher were allocated to us and are reflected as expenses in these financial statements prior to the Separation date. We consider the allocation methodologies used to be reasonable and appropriate reflections of the related expenses attributable to us for purposes of the carved-out financial statements; however, the expenses reflected in these financial statements for periods prior to the Separation date may not be indicative of the actual expenses that would have been incurred during the periods presented if we had operated as a separate stand-alone entity. In addition, the expenses reflected in the financial statements may not be indicative of expenses that we will incur in the future.

Expenses allocated to us from Danaher and its subsidiaries for the six months ended July 1, 2016 and the years ended December 31, 2015 and 2014 were $117 million, $201 million and $197 million, respectively. Following the Separation, we independently incur expenses as a stand-alone company and no expenses are allocated by Danaher.

Corporate Expenses

Certain corporate overhead and shared expenses incurred by Danaher and its subsidiaries prior to the Separation were allocated to us and are reflected in the Consolidated and Combined Statements of Earnings. These amounts include, but are not limited to, items such as general management and executive oversight, costs to support Danaher’s information technology infrastructure, facilities, compliance, human resources, marketing and legal functions and financial management and transaction processing including public company reporting, consolidated tax filings and tax planning, Danaher benefit plan administration, risk management and consolidated treasury services, certain employee benefits and incentives, and stock based compensation administration. These costs were allocated using methodologies that we believe are reasonable for the item being allocated. Allocation methodologies included our relative share of revenues, headcount, or functional spend as a percentage of the total. Following the Separation, we independently incur corporate overhead costs and no corporate overhead costs are allocated by Danaher.

Insurance Programs Administered by Danaher

In addition to the corporate allocations discussed above, prior to the Separation we were allocated expenses related to certain insurance programs Danaher administered on our behalf, including workers compensation, property, cargo, automobile, crime, fiduciary, product, general and directors’ and officers’ liability insurance. These amounts were allocated using various methodologies, as described below. Included within the insurance cost allocation are allocations related to programs for which Danaher was self-insured up to a certain amount. For the self-insured component, costs were allocated to us based on our incurred claims. Danaher had premium based policies which covered amounts in excess of the self-insured retentions. We were allocated a portion of the total insurance cost incurred by Danaher based on our pro-rata portion of Danaher’s total underlying exposure base.

In connection with the Separation, we established similar independent self-insurance programs to support any outstanding claims going forward.

Medical Insurance Programs Administered by Danaher

In addition to the corporate allocations discussed above, prior to the Separation we were allocated expenses related to the medical insurance programs Danaher administered on our behalf prior to the Separation. These amounts were allocated based on actual medical claims incurred by our employees during the period. In connection with the Separation, we established independent medical insurance programs similar those previously provided by Danaher.

Deferred Compensation Program Administered by Danaher

Refer to Note 8 for information regarding our deferred compensation program. In connection with the Separation, we established a similar independent, nonqualified deferred compensation program.